Note 1 - Description of Plan (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($) Rate
EBP, Description of Plan [Line Items]
Participant Contribution, Annual Compensation to Total Compensation, Percentage	80.00%
Participant Contribution, Automatic, Deferral Rate	6.00%
Employer Contribution, Matching percentage	100.00%
Employer Contribution, Participant Compensation Matched, Percentage	4.00%
Forfeited Nonvested Account, Decrease from Employer Contribution | $	$ 37,045
Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
Note Receivable from Participant, Account, Maximum Borrowing, Amount | $	$ 50,000
Termination vested balance to Cash Out | $	$ 5,000
Target Date Fund
EBP, Description of Plan [Line Items]
Employee benefit plan plan investment options by type number	13
Mutual Fund
EBP, Description of Plan [Line Items]
Employee benefit plan plan investment options by type number	24
Common Collective Trust
EBP, Description of Plan [Line Items]
Employee benefit plan plan investment options by type number	1
Minimum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: Participant Loans Member | Minimum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Investment, Identifier [Axis]: Participant Loans Member | Maximum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%